Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents

7. Cash and cash equivalents

As at December 31	2025	2024
Bank balances	$29,032	$25,205
Short-term deposits	42,252	11,040
Total cash and cash equivalents	$71,284	$36,245

Cash and cash equivalents include cash, short-term deposits and money market investments with original maturities of less than 90 days.